                              SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 31, 2006

In the "GLOSSARY" section of the Prospectus under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000(R) Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap(R) Index to the largest company in the Russell Midcap(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap(R) Index had a market-cap of $265 million and the largest company in the Russell Midcap(R) Index had a market-cap of $27.1 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P MidCap 400(R) Index.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000(R) index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

In the "TRUST HIGHLIGHTS" section of the Prospectus, the description of certain Portfolios' "focus" strategy is amended to reflect a modification in the Portfolios' policy regarding the number of securities in which the Portfolios will invest. The focus strategy is used by the FOCUS GROWTH, FOCUS GROWTH & INCOME, FOCUS TECHNET, and FOCUS VALUE PORTFOLIOS. The Portfolios' policy was modified to clarify that each portfolio will "generally" invest in the specified number of securities, but may, at certain times, hold more than the specified number of securities (i.e., each Manager will generally invest in up to ten securities and each Portfolio will generally hold up to 30 securities). As a result of the modification to this policy, the Prospectus' explanation of the "focus" strategy is replaced in its entirety with the following:

     A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. For example, a Portfolio may hold more than 30 securities following the employment of a new Manager. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

In addition, the disclosure regarding the Diversified Fixed Income Portfolio and Strategic Fixed Income Portfolio is amended to reflect a modification of the Portfolio's policy regarding the allocation of assets as described in "TRUST HIGHLIGHTS" section of the Prospectus. The following disclosure will be added to
Prospectus:

     The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, SunAmerica intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

DATE: OCTOBER 9, 2006

Versions: Class 3, Version 4 and Combined Master

                              SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 31, 2006

In the "GLOSSARY" section of the Prospectus under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000(R) Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap(R) Index to the largest company in the Russell Midcap(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap(R) Index had a market-cap of $265 million and the largest company in the Russell Midcap(R) Index had a market-cap of $27.1 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P MidCap 400(R) Index.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000(R) index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

DATE: OCTOBER 9, 2006

Version: Class 1, Version 1

                              SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 31, 2006

In the "GLOSSARY" section of the Prospectus under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000(R) Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap(R) Index to the largest company in the Russell Midcap(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap(R) Index had a market-cap of $265 million and the largest company in the Russell Midcap(R) Index had a market-cap of $27.1 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P MidCap 400(R) Index.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000(R) index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

In the "TRUST HIGHLIGHTS" section of the Prospectus, the description of certain Portfolios' "focus" strategy is amended to reflect a modification in the Portfolio's policy regarding the number of securities in which the Portfolio will invest. The focus strategy is used by the FOCUS GROWTH PORTFOLIO. The Portfolio's policy was modified to clarify that the portfolio will "generally" invest in the specified number of securities, but may, at certain times, hold more than the specified number of securities (i.e., each Manager will generally invest in up to ten securities and the Portfolio will generally hold up to 30 securities). As a result of the modification to this policy, the Prospectus' explanation of the "focus" strategy is replaced in its entirety with the following:

     A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. For example, a Portfolio may hold more than 30 securities following the employment of a new Manager. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

In addition, the disclosure regarding the Diversified Fixed Income Portfolio is amended to reflect a modification of the Portfolio's policy regarding the allocation of assets as described in "TRUST HIGHLIGHTS" section of the Prospectus. The following disclosure will be added to Prospectus:

     The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers.

DATE: OCTOBER 9, 2006

Version: Class 1, Version 2

                              SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 31, 2006

In the "GLOSSARY" section of the Prospectus under the definition of "Equity Securities," the explanation of "Market Capitalization Ranges" is deleted and replaced in its entirety with the following:

     MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios except as noted below:

     - Large-Cap companies will generally include companies whose market capitalizations, at the time of purchase, are equal to or greater than the smallest company in the Russell 1000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell 1000(R) Index during the most recent 12-months had a market-cap of $265 million.

     - Mid-Cap companies will generally include companies whose market capitalizations, at time of purchase, range from the smallest company included in the Russell Midcap(R) Index to the largest company in the Russell Midcap(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the smallest company in the Russell Midcap(R) Index had a market-cap of $265 million and the largest company in the Russell Midcap(R) Index had a market-cap of $27.1 billion. The Mid Cap Growth Portfolio will consider mid-cap companies as those companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P MidCap 400(R) Index.

     - Small-Cap companies will generally include companies whose market capitalizations, at time of purchase, are equal to or less than the largest company in the Russell 2000(R) Index during the most recent 12-month period. During the 12-month period ending August 31, 2006, the largest company in the Russell 2000(R) index had a market-cap of $6.2 billion.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

In the "TRUST HIGHLIGHTS" section of the Prospectus, the description of certain Portfolios' "focus" strategy is amended to reflect a modification in the Portfolios' policy regarding the number of securities in which the Portfolios will invest. The focus strategy is used by the FOCUS GROWTH, FOCUS GROWTH & INCOME, FOCUS TECHNET, and FOCUS VALUE PORTFOLIOS. The Portfolios' policy was modified to clarify that each portfolio will "generally" invest in the specified number of securities, but may, at certain times, hold more than the specified number of securities (i.e., each Manager will generally invest in up to ten securities and each Portfolio will generally hold up to 30 securities). As a result of the modification to this policy, the Prospectus' explanation of the "focus" strategy is replaced in its entirety with the following:

     A "FOCUS" STRATEGY -- one in which a Manager actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Manager of the Focused Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. For example, a Portfolio may hold more than 30 securities following the employment of a new Manager. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

In addition, the disclosure regarding the Diversified Fixed Income Portfolio is amended to reflect a modification of the Portfolio's policy regarding the allocation of assets as described in "TRUST HIGHLIGHTS" section of the Prospectus. The following disclosure will be added to Prospectus:

     The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager (AIGGIC) with a portion actively managed and another passively managed and 25% each to the two other Managers.

DATE: OCTOBER 9, 2006

Version: Class 2, Version 3;